SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure Summary Of Significant Accounting Policies Details 1Abstract
Options to purchase shares of common stock	$ 29,887	$ 29,887	$ 29,887	$ 14,265
Series A convertible preferred stock	50,000,000	50,000,000	50,000,000	50,000,000
Total potentially dilutive shares	50,029,265	50,029,265	50,029,887	50,014,265